Shareholder Report, Holdings (Details) - U.S. Treasury Obligations912797QE0	Sep. 30, 2025
C000247806
Holdings [Line Items]
Percent of Total Investments	100.00%
C000247805
Holdings [Line Items]
Percent of Total Investments	100.00%